Summary of Significant Accounting Policies Summary of Significant Accounting Policies Text (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 17, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 18, 2011	Dec. 31, 2008	Aug. 23, 2006
Number Of Unconsolidated Projects		2
Indirect Ownership Interest Percentage		1.00%
Value of furniture and fixtures minimum range		$ 8,000
Value of furniture and fixtures maximum range		13,000
Accumulated Amortization, Deferred Finance Costs		37,672,777	43,900,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Partially Owned Consolidated Properties		21
Partially Owned Consolidated Units		3,916
Noncontrolling Interests - Partially Owned Properties		74,306,000	7,991,000
Partially Owned Limited Life Partnership Properties		6
Noncontrolling Interests Settlement Value		33,800,000
Convertible Debt					482,500,000		650,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.95%					3.85%
Debt Instrument, Convertible, Interest Expense		11,800,000	18,600,000	20,600,000
Debt Instrument, Convertible, Effective Interest Rate	5.80%
Debt Instrument, Convertible, Carrying Amount of Equity Component		44,300,000	44,300,000			44,300,000	44,300,000
Effect Of Change In Accounting Principle On Earnings Net Of Tax		5,000,000	7,800,000	10,600,000
Effect of change in accounting Principle On Earnings Per Share Net Of Tax		$ 0.02	$ 0.03	$ 0.04
Retained Earnings Decrease						27,000,000
Cumulative effect On Notes From Adoption Of Accounting Principle						17,300,000
Unamortized Cash And Conversion Option Discounts			$ 5,000,000
Building [Member]
Property, Plant and Equipment, Estimated Useful Lives		30
Furniture and Fixtures [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Replacements Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Replacements Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives		10
Renovations and Improvements Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Renovations and Improvements Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives		15